Income Taxes (Details 7) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Deferred tax liability (asset)	$ (87,514,452)	$ (67,685,234)
Deferred taxes related to credited items (charged) directly to equity	38,348,112	(22,236,159)
Deferred taxes from tax loss carry forwards absorption	1,981,923	11,287,917
Deferred Tax Losses Tax absorption	(1,169,111)	(7,485,845)
Conversion effect	6,325,142	49,002
Deferred taxes against equity		(1,444,133)
Deferred taxes from business combinations	(43,474,235)
Changes	2,011,831	(19,829,218)
Deferred tax liability (asset)	$ (85,502,621)	$ (87,514,452)